Schedule of Investments (unaudited)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.4%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28	$185	$174,583
(Call 11/15/24)(a)(b)
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/24)(a)(b)	290	273,544
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	245	202,780
7.75%, 04/15/28 (Call 04/15/24)(a)	245	212,441
9.00%, 09/15/28 (Call 09/15/25)(a)(b)	160	167,080
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.25%, 01/15/29 (Call 01/15/25)(a)(b)	125	111,175
4.63%, 03/15/30 (Call 03/15/25)(a)	115	101,577
5.00%, 08/15/27 (Call 08/15/24)(a)(b)	155	149,069
7.38%, 02/15/31 (Call 11/15/26)(a)	105	109,974
Stagwell Global LLC, 5.63%, 08/15/29
(Call 08/15/24)(a)	255	233,868
		1,736,091
Aerospace & Defense — 2.8%
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)	165	141,746
9.38%, 11/30/29 (Call 11/30/25)(a)	210	227,554
9.75%, 11/15/30 (Call 11/15/26)(a)	290	304,199
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/25)	220	205,451
4.88%, 05/01/29 (Call 05/01/24)(b)	140	131,072
5.50%, 11/15/27 (Call 11/15/24)	460	448,278
6.25%, 03/15/26 (Call 03/15/24)(a)	740	735,989
6.75%, 08/15/28 (Call 02/15/25)(a)	380	386,093
6.88%, 12/15/30 (Call 08/18/26)(a)	250	256,869
7.13%, 12/01/31 (Call 12/01/26)(a)	115	119,882
7.50%, 03/15/27 (Call 03/15/24)	90	90,137
Triumph Group Inc.
7.75%, 08/15/25 (Call 01/29/24)	115	115,040
9.00%, 03/15/28 (Call 03/15/25)(a)	275	290,412
		3,452,722
Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 04/15/24)(a)	115	113,002
6.00%, 06/15/30 (Call 06/15/25)(a)(b)	227	225,588
		338,590
Airlines — 0.5%
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)(b)	130	127,065
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/25)(a)(b)	290	272,496
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 09/20/25 (Call 09/20/24)(a)	120	78,424
8.00%, 09/20/25 (Call 09/20/24)(a)(b)	145	94,953
		572,938
Apparel — 0.6%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	210	202,292
9.00%, 02/15/31 (Call 02/15/26)(a)(b)	150	151,216
Kontoor Brands Inc., 4.13%, 11/15/29	99	89,877
(Call 11/15/24)(a)(b)
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	145	136,216

Security	Par (000)	Value

Apparel (continued)
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)(b)	$130	$104,759
		684,360
Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	275	277,685
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)	100	91,102
		368,787
Auto Parts & Equipment — 1.2%
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 08/15/24)(a)	200	194,928
7.00%, 04/15/28 (Call 04/15/25)(a)	115	117,582
8.25%, 04/15/31 (Call 04/15/26)(a)(b)	115	121,476
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	140	122,521
6.50%, 04/01/27 (Call 04/01/24)(b)	140	139,584
6.88%, 07/01/28 (Call 07/01/24)	80	78,074
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	95	83,014
5.38%, 11/15/27 (Call 11/15/24)	95	92,759
5.63%, 06/15/28 (Call 06/15/24)	100	97,592
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(a)	445	388,853
		1,436,383
Banks — 0.8%
Banc of California, 3.25%, 05/01/31 (Call 05/01/26), (3-mo. SOFR + 2.520%)(c)	100	89,466
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	230	256,048
Intesa Sanpaolo SpA 4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(a)(c)	175	144,794
4.95%, 06/01/42 (Call 06/01/41), (1-year CMT + 2.750%)(a)(c)	200	144,929
5.71%, 01/15/26(a)	250	249,248
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.250%)(c)	150	134,177
		1,018,662
Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(a)(b)	185	168,864

Building Materials — 1.6%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	95	88,288
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)	305	273,109
5.00%, 03/01/30 (Call 03/01/25)(a)(b)	135	129,332
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	165	168,369
Camelot Return Merger Sub Inc., 8.75%, 08/01/28
(Call 07/22/24)(a)	180	184,856
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/24)	230	225,463
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/25)(a)	100	96,773
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 12/15/24)(a)(b)	90	85,817
Knife River Corp., 7.75%, 05/01/31 (Call 04/14/26)(a)(b)	100	105,103
Masonite International Corp., 5.38%, 02/01/28 (Call 01/29/24)(a)	115	111,661

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
PGT Innovations Inc., 4.38%, 10/01/29 (Call 08/01/24)(a)	$150	$150,806
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/24)(a)(b)	160	154,947
7.25%, 01/15/31 (Call 01/15/27)(a)	185	192,262
		1,966,786
Chemicals — 1.6%
Ashland Inc., 3.38%, 09/01/31 (Call 06/01/31)(a)(b)	105	89,207
Avient Corp.
5.75%, 05/15/25 (Call 05/15/24)(a)	155	154,433
7.13%, 08/01/30 (Call 08/01/25)(a)	170	174,552
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31 (Call 02/15/26)(a)	125	130,123
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)	160	142,200
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/24)(a)	125	120,666
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/24)(a)	180	164,611
Ingevity Corp., 3.88%, 11/01/28 (Call 01/29/24)(a)(b)	130	114,635
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	170	163,751
5.25%, 12/15/29 (Call 09/15/29)(b)	165	157,587
Rain Carbon Inc., 12.25%, 09/01/29 (Call 03/01/26)(a)(b)	105	103,876
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 01/15/25)(a)	119	104,288
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.13%, 04/01/29 (Call 04/01/24)(a)	110	43,092
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)(b)	260	229,603
Valvoline Inc., 3.63%, 06/15/31 (Call 06/15/26)(a)(b)	125	106,873
		1,999,497
Commercial Services — 6.3%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)(b)	235	216,825
4.88%, 07/15/32(a)	170	155,921
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)	100	94,608
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 10/01/24)(a)	115	109,618
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)	190	180,429
6.75%, 02/15/27 (Call 02/15/24)(a)	140	140,494
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	105	96,810
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	140	129,519
5.75%, 07/15/27 (Call 07/15/24)(a)(b)	100	96,614
8.00%, 02/15/31 (Call 11/15/26)(a)	125	124,707
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)	220	205,864
3.50%, 06/01/31 (Call 03/01/31)(b)	235	202,466
Brink's Co. (The)
4.63%, 10/15/27 (Call 10/15/24)(a)	143	135,973
5.50%, 07/15/25 (Call 06/18/24)(a)	95	94,628
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(a)	95	82,482
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/24)	150	148,102
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	110	98,989

Security	Par (000)	Value

Commercial Services (continued)
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/24)(a)(b)	$280	$274,903
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/24)(a)(b)	115	103,501
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	235	186,139
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/24)(a)	100	95,604
Mobius Merger Sub Inc., 9.00%, 06/01/30 (Call 06/01/26)(a)(b)	115	113,476
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	250	221,920
5.75%, 11/01/28 (Call 11/01/24)(a)(b)	230	182,891
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	215	201,495
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	230	211,876
5.75%, 04/15/26(a)	320	320,182
6.25%, 01/15/28 (Call 01/15/25)(a)(b)	295	292,493
Sabre GLBL Inc.
8.63%, 06/01/27 (Call 03/01/25)(a)	200	187,015
11.25%, 12/15/27 (Call 06/15/25)(a)(b)	130	130,085
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	195	169,963
4.00%, 05/15/31 (Call 05/15/26)	185	164,539
4.63%, 12/15/27 (Call 12/15/24)	135	130,903
5.13%, 06/01/29 (Call 06/01/24)(b)	175	171,159
Sotheby's, 7.38%, 10/15/27 (Call 10/15/24)(a)	200	192,833
TriNet Group Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	115	101,867
7.13%, 08/15/31 (Call 08/15/26)(a)	95	97,107
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	180	158,411
3.88%, 11/15/27 (Call 01/09/24)	175	166,604
3.88%, 02/15/31 (Call 08/15/25)(b)	250	225,518
4.00%, 07/15/30 (Call 07/15/25)	175	160,076
4.88%, 01/15/28 (Call 01/15/25)	390	380,593
5.25%, 01/15/30 (Call 01/15/25)(b)	175	171,929
5.50%, 05/15/27 (Call 05/15/24)(b)	115	114,725
Williams Scotsman Inc.
4.63%, 08/15/28 (Call 08/15/24)(a)	116	109,392
6.13%, 06/15/25 (Call 06/15/24)(a)	129	128,751
7.38%, 10/01/31 (Call 10/01/26)(a)	115	120,495
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)(b)	125	60,493
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)(b)	129	114,969
		7,775,956
Computers — 2.2%
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/24)(a)	135	127,716
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	185	165,178
McAfee Corp., 7.38%, 02/15/30 (Call 02/15/25)(a)(b)	470	425,805
NCR Voyix Corp.
5.00%, 10/01/28 (Call 01/29/24)(a)	160	150,783
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	280	263,475
5.25%, 10/01/30 (Call 10/01/25)(a)	100	91,715
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	110	101,492
4.75%, 01/01/25(b)	120	118,360
4.88%, 06/01/27 (Call 03/01/27)	120	117,764
5.75%, 12/01/34 (Call 06/01/34)(b)	115	111,073
8.25%, 12/15/29 (Call 05/30/26)(a)	125	134,536

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
8.50%, 07/15/31 (Call 07/15/26)(a)(b)	$115	$124,970
9.63%, 12/01/32 (Call 12/01/27)	166	191,155
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/24)(a)	115	104,546
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	535	521,076
		2,749,644
Cosmetics & Personal Care — 0.6%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/24)(a)	150	147,273
6.50%, 04/15/26 (Call 04/15/24)(a)	38	38,017
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29 (Call 01/15/25)(a)	125	119,253
6.63%, 07/15/30 (Call 07/16/26)(a)	175	178,819
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)	135	123,479
5.50%, 06/01/28 (Call 06/01/24)(a)	165	161,414
		768,255
Distribution & Wholesale — 0.5%
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/24)(a)	290	263,303
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(a)	140	143,673
7.75%, 03/15/31 (Call 03/15/26)(a)	185	194,794
		601,770
Diversified Financial Services — 5.2%
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/20/25)	255	255,348
6.70%, 02/14/33 (Call 11/16/32)	113	113,459
Bread Financial Holdings Inc.
7.00%, 01/15/26 (Call 09/15/24)(a)(b)	49	49,416
9.75%, 03/15/29 (Call 03/15/26)(a)	205	205,171
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(a)	100	96,662
9.25%, 07/01/31 (Call 07/01/26)(a)	150	156,388
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)	235	192,512
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	170	127,554
Credit Acceptance Corp.
6.63%, 03/15/26 (Call 03/15/24)(b)	95	95,018
9.25%, 12/15/28 (Call 12/15/25)(a)	140	147,401
goeasy Ltd., 9.25%, 12/01/28 (Call 12/01/25)(a)(b)	150	159,734
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26 (Call 02/01/24)(a)	40	38,972
5.13%, 12/15/30 (Call 12/15/25)(a)	155	139,565
5.50%, 08/15/28 (Call 08/15/24)(a)	208	198,010
5.75%, 11/15/31 (Call 11/15/26)(a)	145	133,791
6.00%, 01/15/27 (Call 01/15/25)(a)	140	137,872
7.13%, 02/01/32 (Call 02/01/27)(a)	45	44,667
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/25)	170	156,083
3.88%, 09/15/28 (Call 09/15/24)	140	122,778
4.00%, 09/15/30 (Call 09/15/25)	205	173,298
5.38%, 11/15/29 (Call 05/15/29)(b)	170	157,298
6.63%, 01/15/28 (Call 07/15/27)	175	174,442
6.88%, 03/15/25	295	296,566
7.13%, 03/15/26(b)	380	385,081
7.88%, 03/15/30 (Call 12/15/26)	165	167,628
9.00%, 01/15/29 (Call 07/15/25)(b)	195	205,351

Security	Par (000)	Value

Diversified Financial Services (continued)
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	$135	$122,442
5.38%, 10/15/25 (Call 10/15/24)(a)	160	157,749
5.75%, 09/15/31 (Call 09/15/26)(a)(b)	130	120,569
7.88%, 12/15/29 (Call 12/15/26)(a)	175	180,571
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/24)(a)(b)	270	250,327
3.63%, 03/01/29 (Call 03/09/24)(a)	165	147,056
3.88%, 03/01/31 (Call 03/01/26)(a)	300	263,330
4.00%, 10/15/33 (Call 10/15/27)(a)	200	169,704
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	115	107,604
4.20%, 10/29/25 (Call 09/29/25)	130	127,230
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	175	174,408
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/24)(a)	185	182,587
5.50%, 04/15/29 (Call 03/30/24)(a)	160	151,213
5.75%, 06/15/27 (Call 06/15/24)(a)	125	122,684
		6,407,539
Electrical Components & Equipment — 0.8%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/24)(a)	185	167,164
4.75%, 06/15/28 (Call 07/01/24)(a)	145	134,927
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/24)(a)	350	351,847
7.25%, 06/15/28 (Call 06/15/24)(a)	305	313,363
		967,301
Electronics — 0.9%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(a)	95	83,677
Coherent Corp., 5.00%, 12/15/29 (Call 12/15/24)(a)(b)	230	215,301
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(a)	220	201,401
5.00%, 10/01/25(a)	165	163,469
5.88%, 09/01/30 (Call 09/01/25)(a)	125	123,275
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	175	152,270
4.38%, 02/15/30 (Call 11/15/29)(a)	110	101,412
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)	125	113,012
		1,153,817
Energy - Alternate Sources — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 01/29/24)(a)(b)	150	54,602
Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	240	236,206
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	95	89,024
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(a)	150	117,316
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	120	111,889
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(a)(b)	100	90,805
4.13%, 02/15/32 (Call 10/15/26)(a)(b)	115	100,947
Tutor Perini Corp., 6.88%, 05/01/25 (Call 01/16/24)(a)(b)	115	113,518
		859,705
Entertainment — 2.1%
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(a)(b)	225	143,408

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
10.00%, 06/15/26 (Call 06/15/24), (12.00% PIK)(a)(b)(d)	$335	$261,472
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	109	104,188
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/24)	120	118,845
5.50%, 05/01/25 (Call 05/01/24)(a)	240	239,559
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	185	170,648
5.88%, 03/15/26 (Call 03/15/24)(a)	100	99,037
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 03/23/24)(a)	170	129,248
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	95	94,328
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/24)(a)(b)	100	96,044
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)	90	90,498
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(a)(b)	175	163,582
Six Flags Entertainment Corp.
5.50%, 04/15/27 (Call 04/15/24)(a)	110	109,452
7.25%, 05/15/31 (Call 05/03/26)(a)(b)	185	188,704
Vail Resorts Inc., 6.25%, 05/15/25 (Call 01/29/24)(a)	150	150,248
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	185	156,865
3.75%, 12/01/29 (Call 12/01/24)(a)	125	112,868
3.88%, 07/15/30 (Call 07/15/25)(a)	130	115,889
		2,544,883
Environmental Control — 0.6%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/24)(a)	129	125,075
6.38%, 02/01/31 (Call 02/01/26)(a)	125	126,613
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)	175	151,225
5.00%, 09/01/30 (Call 09/01/25)	100	85,163
Enviri Corp., 5.75%, 07/31/27 (Call 07/31/24)(a)	125	117,740
Stericycle Inc., 3.88%, 01/15/29 (Call 01/16/24)(a)	115	104,618
		710,434
Food — 2.1%
B&G Foods Inc.
5.25%, 09/15/27 (Call 03/01/24)(b)	134	120,837
8.00%, 09/15/28 (Call 09/15/25)(a)(b)	130	135,443
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)	235	214,493
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	175	156,923
4.88%, 05/15/28 (Call 11/15/27)(a)	105	102,186
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	245	219,983
4.63%, 04/15/30 (Call 04/15/25)(a)	325	298,925
5.50%, 12/15/29 (Call 12/15/24)(a)	290	280,505
5.63%, 01/15/28 (Call 12/01/24)(a)	232	228,195
5.75%, 03/01/27 (Call 03/01/24)(a)	108	107,522
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/24)	125	111,504
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)	110	102,503
4.75%, 02/15/29 (Call 02/15/24)(a)	205	194,468
6.88%, 09/15/28 (Call 09/15/25)(a)	115	118,023
7.25%, 01/15/32 (Call 09/15/26)(a)	120	125,693

Security	Par (000)	Value

Food (continued)
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/24)(a)	$118	$99,170
		2,616,373
Food Service — 0.3%
Aramark Services Inc.
5.00%, 04/01/25 (Call 01/29/24)(a)(b)	150	149,019
5.00%, 02/01/28 (Call 02/01/24)(a)	255	246,204
		395,223
Forest Products & Paper — 0.3%
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(a)	160	146,881
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)(b)	115	83,119
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(b)	200	171,509
		401,509
Health Care - Products — 0.9%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)	180	163,261
4.63%, 07/15/28 (Call 07/15/24)(a)(b)	365	347,696
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(a)(b)	125	102,271
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/24)(a)	235	211,204
4.63%, 02/01/28 (Call 02/01/24)(a)	90	86,852
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/24)(a)	115	109,013
4.63%, 11/15/27 (Call 11/15/24)	110	106,702
		1,126,999
Health Care - Services — 5.1%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/24)(a)	105	100,582
5.50%, 07/01/28 (Call 07/01/24)(a)	115	112,836
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	120	105,493
3.50%, 04/01/30 (Call 04/01/25)(a)(b)	180	158,169
5.00%, 07/15/27 (Call 07/15/24)(a)	120	115,734
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	120	109,371
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	125	111,086
4.25%, 05/01/28 (Call 05/01/24)(a)	114	107,707
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)	250	199,387
5.25%, 05/15/30 (Call 05/15/25)(a)	355	294,685
5.63%, 03/15/27 (Call 12/15/24)(a)	445	412,054
6.00%, 01/15/29 (Call 01/15/25)(a)	210	189,731
6.13%, 04/01/30 (Call 04/01/25)(a)	285	187,986
6.88%, 04/01/28 (Call 04/01/24)(a)	185	122,234
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	320	220,047
8.00%, 03/15/26 (Call 03/15/24)(a)	253	249,076
8.00%, 12/15/27 (Call 12/15/24)(a)	155	152,396
10.88%, 01/15/32 (Call 02/15/27)(a)	235	246,710
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	350	288,259
4.63%, 06/01/30 (Call 06/01/25)(a)	645	570,528
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/24)	185	176,836
4.63%, 04/01/31 (Call 03/30/26)(b)	85	77,997
4.75%, 02/01/30 (Call 02/01/25)(b)	195	183,092
Fortrea Holdings Inc., 7.50%, 07/01/30
(Call 07/01/26)(a)(b)	130	132,148
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)	143	133,520

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/24)(a)	$245	$240,205
5.00%, 05/15/27 (Call 05/15/24)(a)	255	249,359
6.50%, 05/15/30 (Call 05/15/26)(a)	125	127,461
ModivCare Inc., 5.88%, 11/15/25 (Call 11/01/24)(a)	115	114,188
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	155	136,165
3.88%, 05/15/32 (Call 02/15/32)(a)	175	150,835
4.38%, 06/15/28 (Call 01/29/24)(a)	185	173,482
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(a)(b)	95	85,178
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/24)(a)(b)	285	285,040
		6,319,577
Holding Companies - Diversified — 0.2%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	235	223,871
Home Builders — 0.6%
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)	120	108,032
6.75%, 06/01/27 (Call 06/01/24)(b)	110	110,803
LGI Homes Inc., 8.75%, 12/15/28 (Call 12/15/25)(a)	115	121,429
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	115	109,837
5.75%, 01/15/28 (Call 10/15/27)(a)	106	105,451
5.88%, 06/15/27 (Call 03/15/27)(a)	125	125,006
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(a)(b)	125	111,161
		791,719
Home Furnishings — 0.3%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	195	164,528
4.00%, 04/15/29 (Call 04/15/24)(a)	185	167,055
		331,583
Household Products & Wares — 0.4%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	140	126,961
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	120	107,408
4.13%, 04/30/31 (Call 04/30/26)(a)	95	84,062
Spectrum Brands Inc., 3.88%, 03/15/31 (Call 03/15/26)(a)(b)	125	115,763
		434,194
Housewares — 0.8%
Newell Brands Inc.
4.88%, 06/01/25 (Call 05/01/25)	125	122,614
5.20%, 04/01/26 (Call 01/01/26)	485	471,550
6.38%, 09/15/27 (Call 06/15/27)	105	103,351
6.38%, 04/01/36 (Call 10/01/35)	108	96,179
6.50%, 04/01/46 (Call 10/01/45)	155	125,028
6.63%, 09/15/29 (Call 06/15/29)(b)	105	102,200
		1,020,922
Insurance — 0.6%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28), (3-mo. LIBOR US + 4.135%)(c)	95	96,687
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 12/15/26), (5-year CMT + 3.315%)(a)(c)	115	100,608
4.30%, 02/01/61 (Call 02/03/26)(a)	185	120,004

Security	Par (000)	Value

Insurance (continued)
7.80%, 03/07/87(a)	$105	$106,921
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/24).	155	150,910
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)(b)	100	101,090
		676,220
Internet — 1.6%
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/24)(a)	100	89,588
5.63%, 09/15/28 (Call 09/15/24)(a)	100	84,513
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/24)(a)	85	82,968
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(a)	115	110,395
7.00%, 06/15/27 (Call 06/15/24)(a)	104	104,466
Gen Digital Inc.
5.00%, 04/15/25 (Call 01/09/24)(a)	255	253,586
6.75%, 09/30/27 (Call 09/30/24)(a)	210	213,352
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	135	139,969
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	185	167,401
5.25%, 12/01/27 (Call 06/01/24)(a)	140	137,407
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/24)(a)(b)	115	100,386
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5-year CMT + 4.578%)(a)(c)(e)	175	147,959
6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(c)(e)	235	162,402
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/24)(a)	115	115,228
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)(b)	115	105,202
		2,014,822
Iron & Steel — 1.4%
ATI Inc., 7.25%, 08/15/30 (Call 08/15/26)(b)	100	103,059
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/24)(a)	175	176,999
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/24)	85	84,873
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 06/01/24)	130	129,102
6.75%, 03/15/26 (Call 03/15/24)(a)	200	200,919
6.75%, 04/15/30 (Call 04/15/26)(a)	180	181,513
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	145	147,868
8.13%, 05/01/27 (Call 05/01/24)(a)	175	176,633
8.50%, 05/01/30 (Call 05/01/25)(a)	145	149,869
9.25%, 10/01/28 (Call 10/01/25)(a)	245	258,498
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)	100	101,463
		1,710,796
Leisure Time — 2.9%
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/25)(a)	235	232,786
8.00%, 04/15/26 (Call 02/01/24)(a)(b)	110	111,186
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(a)	335	326,902
5.88%, 02/15/27 (Call 02/15/24)(a)	235	231,554
7.75%, 02/15/29 (Call 11/15/28)(a)	140	141,296
8.13%, 01/15/29 (Call 01/15/26)(a)	190	199,300
8.38%, 02/01/28 (Call 02/01/25)(a)	145	152,158
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)	110	105,119

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	$120	$110,625
4.25%, 07/01/26 (Call 01/01/26)(a)	155	148,925
5.38%, 07/15/27 (Call 10/15/26)(a)	227	223,256
5.50%, 08/31/26 (Call 02/28/26)(a)(b)	215	212,848
5.50%, 04/01/28 (Call 09/29/27)(a)	360	354,834
7.25%, 01/15/30 (Call 12/15/25)(a)	165	171,952
8.25%, 01/15/29 (Call 04/01/25)(a)	235	249,317
9.25%, 01/15/29 (Call 04/01/25)(a)	235	252,703
11.63%, 08/15/27 (Call 08/15/24)(a)	290	315,388
		3,540,149
Lodging — 2.2%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	355	304,711
3.75%, 05/01/29 (Call 05/01/24)(a)	185	169,873
4.00%, 05/01/31 (Call 05/01/26)(a)	250	224,391
4.88%, 01/15/30 (Call 01/15/25)	247	238,177
5.38%, 05/01/25 (Call 05/01/24)(a)	105	104,941
5.75%, 05/01/28 (Call 05/01/24)(a)	125	125,133
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	125	110,926
5.00%, 06/01/29 (Call 06/01/24)(a)	185	170,943
6.63%, 01/15/32 (Call 01/15/27)(a)	170	170,427
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/24)	135	132,467
Marriott Ownership Resorts Inc., 4.50%, 06/15/29 (Call 06/15/24)(a)(b)	130	116,825
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/25)(a)	250	214,082
6.00%, 07/15/25 (Call 07/15/24)(a)	90	88,444
6.50%, 01/15/28 (Call 07/15/24)(a)	125	116,236
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	165	150,513
6.00%, 04/01/27 (Call 01/01/27)	100	99,837
6.63%, 07/31/26 (Call 04/30/26)(a)	150	151,325
		2,689,251
Machinery — 1.0%
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)	340	349,887
9.50%, 01/01/31 (Call 01/01/26)(a)(b)	115	122,834
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/24)(a)	115	75,890
GrafTech Global Enterprises Inc., 9.88%, 12/15/28 (Call 12/15/25)(a)(b)	105	78,508
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	111	101,122
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(a)	115	113,256
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)(b)	145	138,117
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	205	190,590
		1,170,204
Manufacturing — 0.3%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/29/24)(a)	135	134,967
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/24)	100	99,673
Trinity Industries Inc., 7.75%, 07/15/28 (Call 07/15/25)(a)	105	109,398
		344,038
Media — 10.7%
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)(b)	160	129,125

Security	Par (000)	Value

Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)	$70	$58,990
4.25%, 01/15/34 (Call 01/15/28)(a)	185	147,345
4.50%, 05/01/32 (Call 05/01/26)	50	41,725
4.50%, 06/01/33 (Call 06/01/27)(a)	375	307,405
4.75%, 03/01/30 (Call 09/01/24)(a)	500	444,249
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	350	300,168
5.13%, 05/01/27 (Call 05/01/24)(a)	275	265,132
5.38%, 06/01/29 (Call 06/01/24)(a)	75	69,762
5.50%, 05/01/26 (Call 05/01/24)(a)	60	59,431
6.38%, 09/01/29 (Call 09/01/25)(a)	500	486,623
7.38%, 03/01/31 (Call 03/01/26)(a)	150	151,533
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)	215	147,167
4.13%, 12/01/30 (Call 12/01/25)(a)	225	163,005
4.50%, 11/15/31 (Call 11/15/26)(a)	325	233,241
4.63%, 12/01/30 (Call 12/01/25)(a)	500	258,167
5.00%, 11/15/31 (Call 11/15/26)(a)	100	50,504
5.38%, 02/01/28 (Call 02/01/24)(a)	225	193,517
5.50%, 04/15/27 (Call 04/15/24)(a)	275	246,915
5.75%, 01/15/30 (Call 01/15/25)(a)	480	254,373
6.50%, 02/01/29 (Call 02/01/24)(a)	375	319,686
7.50%, 04/01/28 (Call 04/01/24)(a)(b)	225	150,315
11.25%, 05/15/28 (Call 05/15/25)(a)	225	228,096
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	195	152,627
5.38%, 11/15/31 (Call 11/15/26)(a)(b)	295	230,843
5.88%, 07/15/26 (Call 07/15/24)(a)	175	171,503
7.00%, 05/15/27 (Call 05/15/24)(a)(b)	175	171,028
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/25)(a)(b)	120	90,439
5.25%, 08/15/27 (Call 08/15/24)(a)(b)	165	128,153
6.38%, 05/01/26 (Call 05/01/24)(b)	195	167,610
8.38%, 05/01/27 (Call 05/01/24)(b)	220	137,288
Liberty Interactive LLC, 8.25%, 02/01/30	125	66,330
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)(b)	190	179,700
8.00%, 08/01/29 (Call 08/01/24)(a)	150	139,125
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/24)(a)(b)	235	215,219
5.63%, 07/15/27 (Call 07/15/24)(a)	395	384,197
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/25)(a)(b)	120	104,185
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/24)(a)(b)	100	90,160
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	188	145,240
5.50%, 03/01/30 (Call 12/01/24)(a)	105	80,861
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/24)(a)	235	219,632
3.88%, 09/01/31 (Call 09/01/26)(a)	350	292,019
4.00%, 07/15/28 (Call 07/15/24)(a)	465	422,154
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	351	307,119
5.00%, 08/01/27 (Call 08/01/24)(a)	350	336,172
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	290	275,656
Sunrise FinCo I BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	305	267,842
Sunrise HoldCo IV BV, 5.50%, 01/15/28 (Call 10/15/24)(a)	110	105,186
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/24)(b)	235	219,474

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.75%, 03/15/26 (Call 03/15/24)(a)	$120	$117,466
5.00%, 09/15/29 (Call 09/15/24)(b)	255	235,489
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 02/12/24)(a)	200	189,683
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)	255	226,908
6.63%, 06/01/27 (Call 06/01/24)(a)	350	346,369
7.38%, 06/30/30 (Call 06/30/25)(a)(b)	205	200,964
8.00%, 08/15/28 (Call 08/15/25)(a)	290	294,876
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	130	118,577
5.13%, 04/15/27 (Call 04/15/24)(a)	140	137,817
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)	215	191,138
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)	210	187,562
5.50%, 05/15/29 (Call 05/15/24)(a)	325	312,774
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	355	310,033
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)	115	96,833
6.00%, 01/15/27 (Call 01/15/25)(a)	160	156,976
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	230	205,666
		13,135,367
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 6.38%, 06/15/30 (Call 07/15/25)(a)(b)	115	115,863
Mining — 1.4%
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 12/01/24)(a)(b)	120	118,351
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)	125	112,581
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	350	315,579
4.50%, 09/15/27 (Call 06/15/27)(a)	135	129,636
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)	170	168,289
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	180	178,025
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/24)	125	125,339
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	125	106,829
4.63%, 03/01/28 (Call 03/01/24)(a)	125	115,146
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/24)(a)	100	99,493
Perenti Finance Pty. Ltd., 6.50%, 10/07/25 (Call 10/07/24)(a)	100	98,679
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/24)(a)(b)	95	93,358
		1,661,305
Office & Business Equipment — 0.3%
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	190	185,635
5.50%, 08/15/28 (Call 07/15/28)(a)	175	159,207
		344,842
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	105	100,541
Packaging & Containers — 3.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	150	131,292
4.00%, 09/01/29 (Call 05/15/24)(a)(b)	250	203,294

Security	Par (000)	Value

Packaging & Containers (continued)
6.00%, 06/15/27 (Call 06/15/24)(a)	$125	$123,605
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/24)(a)	275	247,279
5.25%, 04/30/25 (Call 04/30/24)(a)	50	48,889
5.25%, 08/15/27 (Call 08/15/24)(a)	435	325,815
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	300	256,476
3.13%, 09/15/31 (Call 06/15/31)(b)	210	177,664
4.88%, 03/15/26 (Call 12/15/25)(b)	175	173,044
5.25%, 07/01/25	245	244,374
6.00%, 06/15/29 (Call 05/15/26)	220	222,008
6.88%, 03/15/28 (Call 11/15/24)	170	175,468
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/24)(a)	115	113,858
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/25)(a)(b)	105	102,911
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)	125	121,048
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	90	86,913
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)(b)	80	74,062
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (Call 05/15/24)(a)	150	149,995
7.25%, 05/15/31 (Call 05/15/26)(a)	165	166,303
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	85	79,514
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	105	101,245
5.50%, 09/15/25 (Call 06/15/25)(a)	95	95,097
6.88%, 07/15/33(a)	110	114,790
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31 (Call 11/15/26)(a)(b)	100	104,721
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/28 (Call 02/01/24)(a)(b)	170	170,815
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/24)	140	131,647
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)(b)	100	89,884
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/24)(a)	250	244,060
8.50%, 08/15/27 (Call 08/15/24)(a)	160	156,467
		4,432,538
Pharmaceuticals — 4.2%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)	115	103,304
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)	135	106,757
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	120	94,211
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/24)(a)(b)	155	85,858
9.25%, 04/01/26 (Call 04/01/24)(a)	175	163,121
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)	375	211,601
5.00%, 01/30/28 (Call 01/30/25)(a)	100	42,990
5.00%, 02/15/29 (Call 02/15/24)(a)	110	46,502
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	175	70,934
5.25%, 02/15/31 (Call 02/15/26)(a)(b)	105	44,295
5.50%, 11/01/25 (Call 01/29/24)(a)	390	358,203
5.75%, 08/15/27 (Call 08/15/24)(a)	115	68,994
6.13%, 02/01/27 (Call 02/01/24)(a)(b)	230	145,619
6.25%, 02/15/29 (Call 02/15/24)(a)	200	85,454
9.00%, 12/15/25 (Call 01/29/24)(a)	235	222,365
11.00%, 09/30/28(a)	410	280,425

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(a)	$195	$200,465
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)	175	179,369
Grifols SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	165	141,619
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 01/29/24)(a)	140	138,997
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	145	113,387
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	360	332,402
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)(b)	115	105,031
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	485	443,117
5.13%, 04/30/31 (Call 04/30/26)(a)	465	399,861
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)	110	97,006
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	140	133,441
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	175	171,474
4.38%, 03/15/26 (Call 12/15/25)	150	146,660
4.65%, 06/15/30 (Call 03/15/30)	175	160,758
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	140	121,905
5.13%, 01/15/28 (Call 01/15/25)(a)	100	97,824
		5,113,949
Real Estate — 1.3%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30 (Call 04/15/25)(a)(b)	357	322,468
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (Call 05/18/24)(a)	160	157,789
8.88%, 09/01/31 (Call 09/01/26)(a)(b)	90	94,390
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%,
06/15/27 (Call 03/15/27)(a)(b)	175	181,325
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	150	135,397
4.38%, 02/01/31 (Call 02/01/26)(a)	160	139,755
5.38%, 08/01/28 (Call 08/01/24)(a)	180	172,540
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	140	117,195
4.75%, 02/01/30 (Call 09/01/24)	140	113,527
5.00%, 03/01/31 (Call 03/01/26)	140	111,595
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)(b)	13	9,176
5.75%, 01/15/29 (Call 01/15/25)(a)	66	48,993
		1,604,150
Real Estate Investment Trusts — 6.0%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	124	103,859
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	100	90,718
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/24)(a)	175	154,979
5.75%, 05/15/26 (Call 05/15/24)(a)	225	217,388
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(a)	100	91,136

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	$240	$223,137
6.00%, 04/15/25 (Call 04/15/24)(a)(b)	90	89,375
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	60	47,854
3.95%, 11/01/27 (Call 08/01/27)	100	90,391
4.65%, 04/01/29 (Call 01/01/29)	100	88,221
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	259	232,552
4.88%, 09/15/27 (Call 09/15/24)(a)	245	237,022
4.88%, 09/15/29 (Call 09/15/24)(a)	230	215,017
5.00%, 07/15/28 (Call 07/15/24)(a)	105	100,310
5.25%, 03/15/28 (Call 12/27/24)(a)	200	193,913
5.25%, 07/15/30 (Call 07/15/25)(a)	300	282,949
5.63%, 07/15/32 (Call 07/15/26)(a)	140	131,571
7.00%, 02/15/29 (Call 08/15/25)(a)	225	230,062
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)	175	157,778
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/24)(a)	150	138,949
4.75%, 06/15/29 (Call 06/15/24)(a)	150	134,250
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	315	193,741
4.63%, 08/01/29 (Call 08/01/24)(b)	205	138,681
5.00%, 10/15/27 (Call 09/07/24)(b)	320	242,726
5.25%, 08/01/26 (Call 08/01/24)(b)	120	101,558
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	173	159,571
5.88%, 10/01/28 (Call 10/01/24)(a)	175	171,200
7.50%, 06/01/25 (Call 06/01/24)(a)	155	155,857
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	135	125,430
4.75%, 10/15/27 (Call 10/15/24)(b)	166	159,988
7.25%, 07/15/28 (Call 07/15/25)(a)(b)	100	103,605
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/24)(a)	125	118,534
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	115	102,108
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	350	311,922
3.88%, 02/15/27 (Call 02/15/24)	350	333,664
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	95	88,526
4.38%, 01/15/27 (Call 07/15/26)(a)	115	106,436
4.75%, 03/15/25 (Call 09/15/24)(b)	125	123,111
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(a)	165	109,226
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)	135	115,060
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	260	183,289
10.50%, 02/15/28 (Call 09/15/25)(a)	605	615,250
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)	100	90,499
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	125	115,248
6.38%, 08/15/25 (Call 08/15/24)(a)	120	120,107
		7,336,768
Retail — 6.4%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	185	169,316

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.88%, 01/15/28 (Call 09/15/24)(a)	$360	$339,126
4.00%, 10/15/30 (Call 10/15/25)(a)	675	603,071
4.38%, 01/15/28 (Call 11/15/24)(a)	175	166,834
5.75%, 04/15/25 (Call 04/15/24)(a)	125	124,789
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)(b)	125	111,647
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/24)	95	89,409
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	185	171,083
4.75%, 03/01/30 (Call 03/01/25)	110	101,812
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	150	135,494
Bath & Body Works Inc.
5.25%, 02/01/28	125	122,375
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	235	238,154
6.75%, 07/01/36	150	147,927
6.88%, 11/01/35	215	214,987
7.50%, 06/15/29 (Call 06/15/24)(b)	115	119,133
Beacon Roofing Supply Inc., 6.50%, 08/01/30 (Call 08/01/26)(a)	140	142,106
Carvana Co.
12.00%, 12/01/28 (Call 08/15/24), (12.00% PIK)(a)(d)	222	196,485
13.00%, 06/01/30 (Call 08/15/25), (13.00% PIK)(a)(b)(d)	358	318,405
14.00%, 06/01/31 (Call 08/15/28), (14.00% PIK)(a)(d)	384	341,876
Dave & Buster's Inc., 7.63%, 11/01/25 (Call 11/01/24)(a)	104	105,160
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)(b)	100	84,311
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/24)(a)(b)	180	165,987
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/24)(a)(b)	180	176,033
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)	185	166,131
4.38%, 01/15/31 (Call 10/15/25)(a)	135	120,942
4.63%, 12/15/27 (Call 12/15/24)(a)(b)	100	95,831
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/24)(a)(b)	195	153,019
7.88%, 05/01/29 (Call 04/01/24)(a)	310	197,725
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)	85	70,904
4.38%, 04/01/30 (Call 01/01/30)(b)	120	104,996
5.00%, 01/15/44 (Call 07/15/43)	235	169,655
Papa John's International Inc., 3.88%, 09/15/29 (Call 09/15/24)(a)	105	93,192
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	125	91,286
4.45%, 02/15/25 (Call 11/15/24)(b)	135	130,766
4.75%, 02/15/27 (Call 11/15/26)(b)	130	108,448
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/24)	160	158,332
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	165	149,253
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	110	96,259
Victoria's Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(a)(b)	140	118,383
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(b)	114	100,301
3.45%, 06/01/26 (Call 03/01/26)	180	172,255
4.10%, 04/15/50 (Call 10/15/49)(b)	160	117,224

Security	Par (000)	Value

Retail (continued)
4.80%, 11/18/44 (Call 05/18/44)(b)	$215	$180,543
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	245	216,720
4.63%, 01/31/32 (Call 10/01/26)	255	236,365
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	185	177,708
5.38%, 04/01/32 (Call 04/01/27)	235	228,612
		7,840,370
Semiconductors — 0.6%
ams-OSRAM AG, 12.25%, 03/30/29 (Call 03/30/26)(a)	100	108,328
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	110	99,175
4.38%, 04/15/28 (Call 04/15/24)(a)	95	90,339
5.95%, 06/15/30 (Call 06/15/25)(a)(b)	205	202,406
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/24)(a)	160	146,684
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	100	89,460
		736,392
Software — 2.7%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/24)(a)	95	94,317
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)(a)	110	117,858
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/24)(a)	175	168,672
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)	175	178,598
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)	215	198,155
4.88%, 07/01/29 (Call 06/30/24)(a)	210	196,076
Consensus Cloud Solutions Inc., 6.50%, 10/15/28 (Call 10/15/26)(a)(b)	115	103,611
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(a)(b)	125	116,200
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)(b)	135	122,601
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/24)(a)	205	190,504
5.25%, 05/15/26 (Call 02/15/26)(a)	110	108,643
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	120	114,488
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/24)(a)	205	190,416
3.88%, 12/01/29 (Call 12/01/24)(a)(b)	200	180,503
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)	220	199,133
4.13%, 12/01/31 (Call 12/01/26)(a)	152	134,465
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	145	125,620
PTC Inc.
3.63%, 02/15/25 (Call 02/15/24)(a)	114	111,811
4.00%, 02/15/28 (Call 02/15/24)(a)	125	117,989
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	125	49,641
5.38%, 12/01/28 (Call 12/01/24)(a)	55	17,166
RingCentral Inc., 8.50%, 08/15/30 (Call 08/15/26)(a)	95	97,668
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	115	103,887
3.88%, 03/15/31 (Call 03/15/26)(b)	125	110,099
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(a)(b)	145	129,083
		3,277,204

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications — 8.6%
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)	$465	$342,980
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/24)(a)	115	85,107
5.13%, 07/15/29 (Call 04/15/24)(a)	580	424,521
5.50%, 01/15/28 (Call 09/15/24)(a)	260	203,515
8.13%, 02/01/27 (Call 08/01/24)(a)	410	366,529
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)(b)	90	82,894
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	290	191,783
6.00%, 03/01/26 (Call 03/01/24)(a)(b)	345	298,768
7.13%, 07/01/28 (Call 07/01/24)(a)	155	67,281
8.25%, 03/01/27 (Call 03/01/24)(a)	235	103,791
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/24)(a)	175	64,483
6.00%, 06/15/25 (Call 01/09/24)(a)(b)	296	235,342
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/24)(a)	485	474,091
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/24)(a)	90	73,602
6.50%, 10/01/28 (Call 10/01/24)(a)(b)	180	156,582
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	360	332,282
5.88%, 10/15/27 (Call 10/15/24)(a)	265	254,861
5.88%, 11/01/29 (Call 11/01/24)	185	157,022
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	235	199,235
6.75%, 05/01/29 (Call 05/01/24)(a)	235	208,004
8.63%, 03/15/31 (Call 03/15/26)(a)	175	177,572
8.75%, 05/15/30 (Call 05/15/25)(a)	280	286,767
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)	700	662,020
Level 3 Financing Inc.
3.40%, 03/01/27	180	176,850
3.63%, 01/15/29	185	97,125
3.75%, 07/15/29	220	115,500
3.88%, 11/15/29	170	167,875
4.25%, 07/01/28	290	162,400
4.63%, 09/15/27	225	138,375
10.50%, 05/15/30	213	212,280
11.00%, 11/15/29	377	381,122
Lumen Technologies Inc.
4.00%, 02/15/27	310	161,730
4.50%, 01/15/29 (Call 01/15/25)(a)	90	22,322
5.13%, 12/15/26	52	33,152
Rogers Communications Inc., 5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(b)(c)	184	175,342
Telecom Italia Capital SA
6.00%, 09/30/34(b)	245	229,594
6.38%, 11/15/33(b)	230	222,705
7.20%, 07/18/36	225	225,474
7.72%, 06/04/38	235	242,608
U.S. Cellular Corp., 6.70%, 12/15/33(b)	125	128,772
Viasat Inc., 7.50%, 05/30/31 (Call 05/30/26)(a)	175	129,804
ViaSat Inc.
5.63%, 09/15/25 (Call 01/09/24)(a)	20	19,399
5.63%, 04/15/27 (Call 04/15/24)(a)(b)	140	131,294
6.50%, 07/15/28 (Call 06/17/24)(a)	100	77,179
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)	95	82,762
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	325	283,749
4.75%, 07/15/31 (Call 07/15/26)(a)	325	291,184

Security	Par (000)	Value

Telecommunications (continued)
Vodafone Group PLC
5.13%, 06/04/81 (Call 12/04/50), (5-year CMT + 3.073%)(c)	$220	$166,148
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(c)	292	301,447
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/24)(a)(b)	325	284,819
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 01/29/24)(a)(b)	360	274,566
6.13%, 03/01/28 (Call 03/01/24)(a)(b)	245	162,805
		10,547,414
Transportation — 0.3%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/24)(a)(b)	135	123,154
XPO Inc.
7.13%, 06/01/31 (Call 06/01/26)(a)(b)	100	102,423
7.13%, 02/01/32 (Call 02/01/27)(a)	135	137,694
		363,271
Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. SOFR + 4.562%)(a)(c)	125	124,896

Total Long-Term Investments — 98.5%
(Cost: $128,689,732)		120,879,906

	Shares

Short-Term Securities

Money Market Funds — 24.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(f)(g)(h)	29,349,437	29,367,047
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(f)(g)	750,000	750,000

Total Short-Term Securities — 24.5%
(Cost: $30,098,158)		30,117,047

Total Investments — 123.0%
(Cost: $158,787,890).		150,996,953

Liabilities in Excess of Other Assets — (23.0)%.		(28,264,267)

Net Assets — 100.0%		$122,732,686

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(e)	Perpetual security with no stated maturity date.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$26,703,210	$2,658,441	(a)	$—		$1,278	$4,118	$29,367,047	29,349,437	$39,348	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,040,000	—		(290,000)	(a)	—	—	750,000	750,000	9,827		—
						$1,278	$4,118	$30,117,047		$49,175		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$120,879,906	$—	$120,879,906
Short-Term Securities
Money Market Funds.	30,117,047	—	—	30,117,047
	$30,117,047	$120,879,906	$—	$150,996,953

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate